                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

                   Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: November 30, 2008

Date of reporting period: May 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Capital Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended May 31, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2008


                                                RUSSELL          LIPPER
                                                3000(R)       MULTI-CAP
                                                 GROWTH    GROWTH FUNDS
CLASS A    CLASS B    CLASS C    CLASS I(+)    INDEX(1)        INDEX(2)
  2.15%      1.81%      1.77%         2.30%      -2.37%          -3.63%




+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

With the economy seemingly on the brink of recession, the stock market was volatile for most of the six-month period ended May 31, 2008. Economic growth slowed to an anemic rate amid a still slumping housing market, rising unemployment and weaker consumer spending. Soaring oil and food prices heightened inflation fears, as well as eroded consumers' ability to spend on other goods. Furthermore, investors worried about the health of the financial sector as credit conditions remained restricted and banks reported multi-billion dollar losses stemming from holdings in loans and mortgage-related securities.

Yet, after bottoming in mid-March, the stock market turned upward following the announcement that the nearly bankrupt Bear Stearns, once the country's fifth largest investment bank, would be acquired by JPMorgan Chase. The Federal Reserve's (the "Fed") aggressive role in seeking to stabilize the financial system -- including arranging financing for the JPMorgan acquisition, enacting unprecedented policy measures intended to stimulate liquidity, and implementing a series of reductions to the target federal funds rate -- raised hopes among some investors that the worst might be over. The sustainability of any upward trend in the market, however, remains to be seen.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Capital Opportunities Trust outperformed the Russell 3000(R) Growth Index and the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2008, assuming no deduction of applicable sales charges.

The Fund's outperformance over the Russell 3000 Growth Index was attributable to both stock selection and sector allocation. All sector allocations are derived solely from our bottom-up stock selection process.

More specifically, the health care sector was the largest positive contributor to relative performance, as both stock selection and an underweight allocation were additive. Within the sector, the Fund benefited from an avoidance of drug and pharmaceutical companies and health care management services companies, as well as strong performance from a medical systems holding. Relative outperformance was also driven by stock selection and a relative overweight in the "other energy" sector, chiefly due to holdings in crude oil producers. In the materials and processing sector, a holding in agriculture, fishing and ranching produced good relative gains, as did an overweight allocation in the sector overall. Finally, the financial services sector was an area of strength.

Here, a holding in data processing services performed strongly and a relative underweight in the sector helped reduce the impact of the broad sector's poor performance during the period.

In contrast, other investments diminished the Fund's relative gains during the period. The consumer discretionary sector was the Fund's weakest performing area on a relative basis. Within the sector, stock selection and a relative overweight dampened performance, particularly in commercial services, consumer electronics, hotel/motel, and restaurant stocks. Elsewhere, an avoidance of producer durables stocks and weak stock selection in the utilities sector also detracted from relative performance.

At the end of the period, consumer discretionary represented the Fund's largest sector weight, followed by materials and processing, and technology. Relative to the Russell 3000 Growth Index, the Fund held overweight positions in the consumer discretionary and the materials and processing sectors, while holding an underweight position in the technology sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.


TOP 10 HOLDINGS AS OF 05/31/08
Monsanto Co.                        7.8%
Google Inc. (Class A)               6.0
Ultra Petroleum Corp. (Canada)      5.9
Amazon.com, Inc.                    5.2
Brookfield Asset Management Inc.
  (Class A) (Canada)                4.8
Research In Motion Ltd. (Canada)    4.6
Southwestern Energy Co.             4.4
Wynn Resorts, Ltd.                  3.6
eBay Inc.                           3.5
Mastercard Inc. Class A             3.2




TOP FIVE INDUSTRIES AS OF
05/31/08
Internet Software/Services         11.1%
Oil & Gas Production               10.4
Chemicals: Agricultural             7.8
Financial Conglomerates             7.8
Investment Banks/Brokers            5.4



Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN A PORTFOLIO OF COMMON STOCKS OF COMPANIES WITH MARKET CAPITALIZATIONS, AT THE TIME OF PURCHASE, WITHIN THE CAPITALIZATION RANGE OF THE COMPANIES COMPRISING THE RUSSELL 3000(R) GROWTH INDEX, WHICH AS OF DECEMBER 31, 2007 WAS BETWEEN $47 MILLION AND $528 BILLION. THE FUND'S INVESTMENT ADVISER, MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO INVEST IN HIGH QUALITY COMPANIES IT BELIEVES HAVE SUSTAINABLE COMPETITIVE ADVANTAGES AND THE ABILITY TO REDEPLOY CAPITAL AT HIGH RATES OF RETURN. THE INVESTMENT ADVISER TYPICALLY FAVORS COMPANIES WITH RISING RETURNS ON INVESTED CAPITAL, ABOVE AVERAGE BUSINESS VISIBILITY, STRONG FREE CASH FLOW GENERATION AND ATTRACTIVE RISK/REWARD. THE FUND MAY ALSO USE DERIVATIVE INSTRUMENTS AS DISCUSSED IN THE FUND'S PROSPECTUS. THESE DERIVATIVE INSTRUMENTS WILL BE COUNTED TOWARD THE 65 PERCENT POLICY DISCUSSED ABOVE TO THE EXTENT THEY HAVE ECONOMIC CHARACTERISTICS SIMILAR TO THE SECURITIES INCLUDED WITHIN THAT POLICY. THE INVESTMENT ADVISER GENERALLY CONSIDERS SELLING AN INVESTMENT WHEN IT DETERMINES THE COMPANY NO LONGER SATISFIES ITS INVESTMENT CRITERIA.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2008



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+       CLASS I SHARES++
                              (since 07/28/97)     (since 02/27/96)      (since 07/28/97)      (since 07/28/97)
SYMBOL                                  CPOAX                CPOBX                 CPOCX                 CPODX
1 YEAR                                   7.29%(3)             6.54%(3)              6.52%(3)              7.57%(3)
                                         1.66 (4)             1.54 (4)              5.52 (4)                --

5 YEARS                                 18.73 (3)            17.85 (3)             17.85 (3)             19.02 (3)
                                        17.46 (4)            17.64 (4)             17.85 (4)                --

10 YEARS                                 6.85 (3)             6.26 (3)              6.06 (3)              7.08 (3)
                                         6.28 (4)             6.26 (4)              6.06 (4)                --

SINCE INCEPTION                          7.95 (3)             7.24 (3)              7.15 (3)              8.18 (3)
                                         7.41 (4)             7.24 (4)              7.15 (4)                --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class I (formerly Class D) has no sales charge.

(1) The Russell 3000(R) Growth Index measures the performance of those companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/07 - 05/31/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD@
                                                  -------------    -------------    --------------
                                                                                      12/01/07 -
                                                     12/01/07         05/31/08         05/31/08
                                                  -------------    -------------    --------------
CLASS A
Actual (2.15% return).........................      $1,000.00        $1,021.50          $ 6.37
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,018.70          $ 6.36
CLASS B
Actual (1.81% return).........................      $1,000.00        $1,018.10          $10.24
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,014.85          $10.23
CLASS C
Actual (1.77% return).........................      $1,000.00        $1,017.70          $10.09
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,015.00          $10.08
CLASS I@@
Actual (2.30% return).........................      $1,000.00        $1,023.00          $ 5.21
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,019.85          $ 5.20



---------
@ Expenses are equal to the Fund's annualized expense ratios of 1.27%, 2.03%, 2.01% and 1.03% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)




  NUMBER OF
   SHARES                                                   VALUE
---------------------------------------------------------------------
              Common Stocks (96.6%)

              Air Freight/Couriers (4.5%)
    220,812   C.H. Robinson Worldwide, Inc. ..........   $ 14,242,374
    204,145   Expeditors International of Washington,
               Inc. ..................................      9,611,147
                                                         ------------
                                                           23,853,521
                                                         ------------
              Apparel/Footwear Retail (2.3%)
    168,022   Abercrombie & Fitch Co. (Class A).......     12,198,397
                                                         ------------

              Biotechnology (5.4%)
    184,207   Illumina, Inc. (a)......................     14,456,565
    178,184   Techne Corp. (a)........................     13,987,444
                                                         ------------
                                                           28,444,009
                                                         ------------
              Casino/Gaming (3.6%)
    188,961   Wynn Resorts, Ltd. (a)..................     18,901,769
                                                         ------------

              Chemicals: Agricultural (7.8%)
    322,394   Monsanto Co. ...........................     41,072,996
                                                         ------------

              Computer Processing Hardware (2.9%)
     80,797   Apple Inc. (a)..........................     15,250,434
                                                         ------------

              Construction Materials (3.0%)
    561,707   Cemex SAB de C.V. (Sponsored ADR)
               (Mexico) (a)...........................     15,974,947
                                                         ------------

              Finance Energy (1.3%)
    366,079   Brookfield Infrastructure Partners LP
               (Bermuda)..............................      6,904,250
                                                         ------------

              Finance/Rental/
              Leasing (5.3%)
     54,726   MasterCard Inc. Class A.................     16,891,180
    523,923   Redecard SA (Brazil)....................     11,032,501
                                                         ------------
                                                           27,923,681
                                                         ------------
              Financial Conglomerates (7.8%)
    681,747   Brookfield Asset Management Inc. (Class
               A) (Canada) (a)........................     25,088,290
    289,886   Leucadia National Corp. (a).............     15,740,810
                                                         ------------
                                                           40,829,100
                                                         ------------
              Home Building (1.1%)
    131,643   Gafisa S.A. (ADR) (Brazil)..............      5,881,809
                                                         ------------

              Internet Retail (5.2%)
    334,236   Amazon.com, Inc. (a)....................     27,280,342
                                                         ------------

              Internet Software/Services (11.1%)
     40,641   Baidu.com, Inc. (Sponsored ADR) (Cayman
               Islands) (a)...........................     14,023,583
     54,044   Google Inc. (Class A) (a)...............     31,658,975
  1,492,000   Tencent Holdings Ltd. (Cayman Islands)..     12,560,950
                                                         ------------
                                                           58,243,508
                                                         ------------
              Investment Banks/Brokers (5.4%)
    963,734   Bovespa Holding SA (Brazil).............     15,867,689
    210,317   Greenhill & Co., Inc. ..................     12,671,599
                                                         ------------
                                                           28,539,288
                                                         ------------
              Miscellaneous Commercial Services (3.6%)
    156,274   Corporate Executive Board Co. (The).....      7,058,897
    257,293   Costar Group, Inc. (a)..................     12,067,042
                                                         ------------
                                                           19,125,939
                                                         ------------
              Oil & Gas Production (10.4%)
    526,531   Southwestern Energy Co. (a).............     23,346,385
    359,822   Ultra Petroleum Corp. (Canada) (a)......     31,293,719
                                                         ------------
                                                           54,640,104
                                                         ------------


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                   VALUE
---------------------------------------------------------------------
              Other Consumer Services (3.5%)
    619,911   eBay Inc. (a)...........................   $ 18,603,529
                                                         ------------

              Restaurants (2.0%)
    565,961   Starbucks Corp. (a).....................     10,294,831
                                                         ------------

              Specialty Telecommunications (1.7%)
    550,837   Cogent Communications Group, Inc. (a)...      9,061,269
                                                         ------------

              Telecommunication Equipment (4.6%)
    175,175   Research In Motion Ltd. (Canada) (a)....     24,326,552
                                                         ------------

              Wholesale Distributors (2.0%)
  2,762,000   Li & Fung Ltd. (Bermuda)................     10,440,805
                                                         ------------

              Wireless Telecommunications (2.1%)
    186,591   America Movil SAB de C.V. (Series L)
               (ADR) (Mexico).........................     11,152,544
                                                         ------------
              Total Common Stocks
              (Cost $388,085,173).....................    508,943,624
                                                         ------------

  NUMBER OF
SHARES (000)
------------
              Short-Term Investment (b) (4.0%)
              Investment Company
     20,734   Morgan Stanley Institutional Liquidity
               Money Market Portfolio - Institutional
               Class
               (Cost $20,733,797).....................     20,733,797
                                                         ------------




Total Investments
(Cost $408,818,970) (c)....................  100.6%   529,677,421
Liabilities in Excess of Other Assets......  (0.6)     (2,998,212)
                                             -----   ------------
Net Assets.................................  100.0%  $526,679,209
                                             =====   ============









--------------------------------------------------------------------

ADR  American Depositary Receipt.

(a)  Non-income producing securities.

(b) See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-
     Institutional Class.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book cost. The aggregate gross unrealized appreciation is $149,660,433 and the aggregate gross unrealized depreciation is $28,801,982, resulting in net unrealized appreciation of $120,858,451.


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2008


                     IN                        UNREALIZED
 CONTRACTS        EXCHANGE       DELIVERY     APPRECIATION
TO DELIVER          FOR            DATE      (DEPRECIATION)
-----------------------------------------------------------
$1,962,459     BRL 3,209,210     06/02/08        $10,618
$  756,344     BRL 1,236,849     06/02/08          4,092
$2,483,761     BRL 4,034,124     06/03/08         (3,512)
                                                 -------
              Net Unrealized
              Appreciation...............        $11,198
                                                 =======






Currency Abbreviations:

-----------------------

BRL   Brazilian Real.






                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
SUMMARY OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)




                                        PERCENT OF
                                          TOTAL
INDUSTRY                     VALUE     INVESTMENTS
--------------------------------------------------
Internet
  Software/Services....  $ 58,243,508      11.0%
Oil & Gas Production...    54,640,104      10.3
Chemicals:
  Agricultural.........    41,072,996       7.8
Financial
  Conglomerates........    40,829,100       7.7
Investment
  Banks/Brokers........    28,539,288       5.4
Biotechnology..........    28,444,009       5.4
Finance/Rental/Leas-
  ing..................    27,923,681       5.3
Internet Retail........    27,280,342       5.1
Telecommunication
  Equipment............    24,326,552       4.6
Air Freight/Couriers...    23,853,521       4.5
Investment Company.....    20,733,797       3.9
Miscellaneous
  Commercial Services..    19,125,939       3.6
Casino/Gaming..........    18,901,769       3.6
Other Consumer
  Services.............    18,603,529       3.5
Construction
  Materials............    15,974,947       3.0
Computer Processing
  Hardware.............    15,250,434       2.9
Apparel/Footwear
  Retail...............    12,198,397       2.3
Wireless
  Telecommunications...    11,152,544       2.1
Wholesale
  Distributors.........    10,440,805       2.0
Restaurants............    10,294,831       1.9
Specialty
  Telecommunications...     9,061,269       1.7
Finance Energy.........     6,904,250       1.3
Home Building..........     5,881,809       1.1
                         ------------     -----
                         $529,677,421*    100.0%
                         ============     =====




----------

* Does not include open forward foreign currency contracts with net unrealized appreciation of $11,198.


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost
  $388,085,173)..............................    $508,943,624
Investment in affiliate, at value (cost
  $20,733,797)...............................      20,733,797
Unrealized appreciation on open forward
  foreign currency contracts.................          14,710
Receivable for:
  Investments sold..........................        4,146,660
  Shares of beneficial interest sold........          273,885
  Dividends.................................          267,539
  Dividends from affiliate..................           41,748
Prepaid expenses and other assets............          66,920
                                               --------------
  Total Assets..............................      534,488,883
                                               --------------
Liabilities:
Unrealized depreciation on open forward
  foreign currency contracts.................           3,512
Payable for:
  Investments purchased.....................        6,422,045
  Shares of beneficial interest redeemed....          520,818
  Investment advisory fee...................          292,862
  Distribution fee..........................          192,126
  Administration fee........................           35,455
Accrued expenses and other payables..........         342,856
                                               --------------
  Total Liabilities.........................        7,809,674
                                               --------------
  Net Assets................................     $526,679,209
                                               ==============
Composition of Net Assets:
Paid-in-capital..............................  $1,084,345,352
Net unrealized appreciation..................     120,755,401
Accumulated net investment loss..............      (2,680,762)
Accumulated net realized loss................    (675,740,782)
                                               --------------
  Net Assets................................     $526,679,209
                                               ==============
Class A Shares:
Net Assets...................................    $314,471,146
Shares Outstanding (unlimited authorized,
  $.01 par value)............................      12,950,916
  Net Asset Value Per Share.................           $24.28
                                                       ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset
  value)....................................           $25.63
                                                       ======
Class B Shares:
Net Assets...................................    $107,842,109
Shares Outstanding (unlimited authorized,
  $.01 par value)............................       4,798,305
  Net Asset Value Per Share.................           $22.48
                                                       ======
Class C Shares:
Net Assets...................................     $39,208,437
Shares Outstanding (unlimited authorized,
  $.01 par value)............................       1,751,286
  Net Asset Value Per Share.................           $22.39
                                                       ======
Class I Shares@@:
Net Assets...................................     $65,157,517
Shares Outstanding (unlimited authorized,
  $.01 par value)............................       2,621,084
  Net Asset Value Per Share.................           $24.86
                                                       ======




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2008 (unaudited)


Net Investment Loss:
Income
Dividends....................................  $    641,003
Dividends from affiliate.....................       524,281
Interest.....................................            20
                                               ------------
  Total Income..............................      1,165,304
                                               ------------
Expenses
Investment advisory fee......................     1,693,405
Distribution fee (Class A shares)............       327,523
Distribution fee (Class B shares)............       629,997
Distribution fee (Class C shares)............       181,521
Transfer agent fees and expenses.............       500,075
Administration fee...........................       202,411
Shareholder reports and notices..............       116,857
Professional fees............................        30,853
Registration fees............................        22,050
Custodian fees...............................        20,993
Trustees' fees and expenses..................         4,429
Other........................................        20,041
                                               ------------
  Total Expenses............................      3,750,155
Less: expense offset.........................        (2,142)
Less: rebate from Morgan Stanley affiliated
  cash sweep (Note 4)........................       (14,159)
                                               ------------
  Net Expenses..............................      3,733,854
                                               ------------
  Net Investment Loss.......................     (2,568,550)
                                               ------------
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments..................................    23,106,261
Foreign exchange transactions................       (36,392)
                                               ------------
  Net Realized Gain.........................     23,069,869
                                               ------------
Change in Unrealized
  Appreciation/Depreciation on:
Investments..................................   (10,166,580)
Translation of forward foreign currency
  contracts, other assets and liabilities
  denominated in foreign currencies..........      (102,819)
                                               ------------
  Net Change in Unrealized
  Appreciation/Depreciation..................   (10,269,399)
                                               ------------
  Net Gain..................................     12,800,470
                                               ------------
Net Increase.................................  $ 10,231,920
                                               ============





                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                      FOR THE SIX      FOR THE YEAR
                                                     MONTHS ENDED         ENDED
                                                     MAY 31, 2008   NOVEMBER 30, 2007
                                                     ------------   -----------------
                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss................................  $ (2,568,550)     $ (2,472,526)
Net realized gain..................................    23,069,869        97,534,945
Net change in unrealized
  appreciation/depreciation........................   (10,269,399)       (8,982,116)
                                                     ------------      ------------
  Net Increase....................................     10,231,920        86,080,303
                                                     ------------      ------------
Net increase (decrease) from transactions in shares
  of beneficial interest...........................   (28,661,944)      136,189,703
                                                     ------------      ------------
  Net Increase (Decrease).........................    (18,430,024)      222,270,006
Net Assets:
Beginning of period................................   545,109,233       322,839,227
                                                     ------------      ------------
End of Period
(Including accumulated net investment losses of
$2,680,762 and $112,212, respectively).............  $526,679,209      $545,109,233
                                                     ============      ============





                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Capital Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued


of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued


exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion, but not exceeding $3 billion; and 0.595% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $77,891,895 at May 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.98%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $343, $66,964 and $836, respectively and received $66,822 in front-

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued


end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended May 31, 2008, advisory fees paid were reduced by $14,159 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $524,281 for the six months ended May 31, 2008. During the six months ended May 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $93,885,912 and $98,338,198, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2008 aggregated $80,570,359 and $111,192,157, respectively. Included in the aforementioned transactions are purchases and sales of $1,728,660 and $3,498,850, respectively, with other Morgan Stanley funds, including net realized losses of $621,213.

For the six months ended May 31, 2008, the Fund incurred brokerage commission of $15,674 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At May 31, 2008, the Fund's receivable for investments sold included an unsettled trade with Morgan Stanley & Co., Inc. of $786,588.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued


distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                              FOR THE SIX
                                              MONTHS ENDED                 FOR THE YEAR
                                              MAY 31, 2008                     ENDED
                                       -------------------------         NOVEMBER 30, 2007
                                              (unaudited)           --------------------------
                                         SHARES        AMOUNT         SHARES         AMOUNT
                                       ----------   ------------    ----------   -------------
CLASS A SHARES
Sold.................................   2,608,431   $ 57,349,513       543,823   $  11,981,426
Conversion from Class B..............     131,984      2,956,224     4,834,523     104,639,365
Shares issued in connection with
  acquisition of Morgan Stanley
  Aggressive Equity..................      --            --          2,393,489      48,642,459
Redeemed.............................  (1,404,316)   (31,583,530)   (2,903,687)    (63,036,401)
                                       ----------   ------------    ----------   -------------
Net increase - Class A...............   1,336,099     28,722,207     4,868,148     102,226,849
                                       ----------   ------------    ----------   -------------
CLASS B SHARES
Sold.................................     123,986      2,589,369       248,268       5,070,590
Conversion to Class A................    (142,392)    (2,956,224)   (5,178,379)   (104,639,365)
Shares issued in connection with
  acquisition of Morgan Stanley
  Aggressive Equity..................      --            --         10,109,027     192,368,664
Redeemed.............................  (2,311,334)   (48,181,284)   (3,148,197)    (63,152,408)
                                       ----------   ------------    ----------   -------------
Net increase (decrease) - Class B....  (2,329,740)   (48,548,139)    2,030,719      29,647,481
                                       ----------   ------------    ----------   -------------
CLASS C SHARES
Sold.................................      74,748      1,553,306       104,332       2,146,045
Shares issued in connection with
  acquisition of Morgan Stanley
  Aggressive Equity..................      --            --          1,457,606      27,630,711
Redeemed.............................    (151,615)    (3,144,231)     (539,672)    (10,881,937)
                                       ----------   ------------    ----------   -------------
Net increase (decrease) - Class C....     (76,867)    (1,590,925)    1,022,266      18,894,819
                                       ----------   ------------    ----------   -------------
CLASS I SHARES@@
Sold.................................     121,272      2,787,584       208,696       4,610,331
Shares issued in connection with
  acquisition of Morgan Stanley
  Aggressive Equity..................      --            --            149,300       3,096,859
Redeemed.............................    (438,639)   (10,032,671)   (1,002,264)    (22,286,636)
                                       ----------   ------------    ----------   -------------
Net decrease - Class I...............    (317,367)    (7,245,087)     (644,268)    (14,579,446)
                                       ----------   ------------    ----------   -------------
Net increase (decrease) in Fund......  (1,387,875)  $(28,661,944)    7,276,865   $ 136,189,703
                                       ==========   ============    ==========   =============




----------
  @@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

8. Fund Acquisition
On December 11, 2006, the Fund acquired all the net assets of Morgan Stanley Aggressive Equity Fund ("Aggressive Equity") based on the respective valuations as of the close of business on December 8, 2006 pursuant to a Plan of Reorganization approved by the shareholders of Aggressive Equity on November 30, 2006. The acquisition was accomplished by a tax-free exchange of 2,393,489 Class A shares of the Fund at a net asset value of $20.33 per share for 3,754,601 Class A shares of Aggressive Equity; 10,109,027 Class B shares of the Fund at a net asset value of $19.03 per share for 15,781,361 Class B shares of Aggressive Equity; 1,457,606 Class C shares of the Fund at a net asset value of $18.95 per share for 2,264,069 Class C shares of Aggressive Equity; and 149,300 Class D shares of the Fund at a net asset value of $20.74 per share for 234,582 Class D shares of Aggressive Equity. The net assets of the Fund and Aggressive Equity immediately before the acquisition were $322,602,363 and $271,738,693, respectively, including unrealized appreciation of $61,283,247 for Aggressive Equity. Immediately after the acquisition, the combined net assets of the Fund amounted to $594,341,056.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

9. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's investments carried at value:

                                                  FAIR VALUE MEASUREMENTS AT MAY 31, 2008 USING
                                               ---------------------------------------------------
                                                QUOTED PRICES IN      SIGNIFICANT      SIGNIFICANT
                                               ACTIVE MARKET FOR   OTHER OBSERVABLE   UNOBSERVABLE
                                                IDENTICAL ASSETS        INPUTS           INPUTS
                                    TOTAL          (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                ------------   -----------------   ----------------   ------------
Investments in Securities.....  $529,677,421      $529,677,421             --               --
Other Financial Instruments*..        11,198            11,198             --               --
                                ------------      ------------            ---              ---
  Total.......................  $529,688,619      $529,688,619            $ 0              $ 0
                                ============      ============            ===              ===




----------
  * Other financial instruments include futures, forwards, and swap contracts.

Morgan Stanley Capital Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (UNAUDITED) continued

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not been determined.

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                    FOR THE YEAR ENDED NOVEMBER 30,
                                                   MONTHS ENDED      ---------------------------------------------------------
                                                   MAY 31, 2008            2007          2006       2005       2004      2003
                                               -------------------   ---------------   --------   --------   -------   -------
                                                   (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........          $23.77              $20.27        $18.66     $14.76    $12.35    $ 9.53
                                                       ------              ------        ------     ------    ------    ------

Income (loss) from investment operations:
  Net investment loss(1)....................            (0.09)              (0.02)        (0.17)     (0.17)    (0.12)    (0.12)
  Net realized and unrealized gain..........             0.60                3.52          1.78       4.07      2.53      2.94
                                                        -----               -----         -----      -----     -----     -----

Total income from investment operations......            0.51                3.50          1.61       3.90      2.41      2.82
                                                        -----               -----         -----      -----     -----     -----

Net asset value, end of period...............          $24.28              $23.77        $20.27     $18.66    $14.76    $12.35
                                                       ======              ======        ======     ======    ======    ======

Total Return(2)..............................            2.15 %(5)          17.27 %        8.63 %    26.42 %   19.51 %   29.59 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......            1.27 %(4)(6)        1.32 %(4)     1.55 %     1.48 %    1.47 %    1.52 %

Net investment loss..........................           (0.81)%(4)(6)       (0.15)%(4)    (0.88)%    (1.03)%   (0.93)%   (1.22)%

Supplemental Data:
Net assets, end of period, in thousands......        $314,471            $276,064      $136,788   $121,998   $11,290   $10,826

Portfolio turnover rate......................              17 %(5)             60 %          57 %       88 %     120 %     179 %



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended May 31, 2008 and an effect of less than 0.005% for the period ended November 30, 2007.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued



                                                   FOR THE SIX                     FOR THE YEAR ENDED NOVEMBER 30,
                                                   MONTHS ENDED      ----------------------------------------------------------
                                                   MAY 31, 2008            2007          2006      2005       2004       2003
                                               -------------------   ---------------   -------   --------   --------   --------
                                                   (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........          $22.08              $18.98       $17.57     $14.02     $11.83     $ 9.19
                                                       ------              ------       ------     ------     ------     ------

Income (loss) from investment operations:
  Net investment loss(1)....................            (0.16)              (0.20)       (0.29)     (0.26)     (0.21)     (0.19)
  Net realized and unrealized gain..........             0.56                3.30         1.70       3.81       2.40       2.83
                                                        -----               -----        -----      -----      -----      -----

Total income from investment operations......            0.40                3.10         1.41       3.55       2.19       2.64
                                                        -----               -----        -----      -----      -----      -----

Net asset value, end of period...............          $22.48              $22.08       $18.98     $17.57     $14.02     $11.83
                                                       ======              ======       ======     ======     ======     ======

Total Return(2)..............................            1.81 %(5)          16.33 %       7.84 %    25.53 %    18.51 %    28.73 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......            2.03 %(4)(6)        2.08 %(4)    2.30 %     2.23 %     2.24 %     2.29 %

Net investment loss..........................           (1.57)%(4)(6)       (0.91)%(4)   (1.63)%    (1.78)%    (1.70)%    (1.99)%

Supplemental Data:
Net assets, end of period, in thousands......        $107,842            $157,414      $96,737   $143,995   $270,955   $296,711

Portfolio turnover rate......................              17 %(5)             60 %         57 %       88 %      120 %      179 %



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended May 31, 2008 and an effect of less than 0.005% for the period ended November 30, 2007.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued



                                                   FOR THE SIX                 FOR THE YEAR ENDED NOVEMBER 30,
                                                  MONTHS ENDED      -----------------------------------------------------
                                                  MAY 31, 2008           2007         2006      2005      2004      2003
                                               ------------------   -------------   -------   -------   -------   -------
                                                   (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........         $22.00            $18.90       $17.51    $13.96    $11.77    $ 9.15
                                                      ------            ------       ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment loss(1)....................           (0.16)            (0.18)       (0.29)    (0.26)    (0.21)    (0.19)
  Net realized and unrealized gain..........            0.55              3.28         1.68      3.81      2.40      2.81
                                                       -----             -----        -----     -----     -----     -----

Total income from investment operations......           0.39              3.10         1.39      3.55      2.19      2.62
                                                       -----             -----        -----     -----     -----     -----

Net asset value, end of period...............         $22.39            $22.00       $18.90    $17.51    $13.96    $11.77
                                                      ======            ======       ======    ======    ======    ======

Total Return(2)..............................           1.77 %(5)        16.40 %       7.82 %   25.57 %   18.61 %   28.63 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......           2.01 %(4)(6)      2.08 %(4)    2.30 %    2.19 %    2.23 %    2.29 %

Net investment loss..........................          (1.55)%(4)(6)     (0.91)%(4)   (1.63)%   (1.74)%   (1.69)%   (1.99)%

Supplemental Data:
Net assets, end of period, in thousands......        $39,208           $40,213      $15,230   $14,909   $15,837   $16,069

Portfolio turnover rate......................             17 %(5)           60 %         57 %      88 %     120 %     179 %



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended May 31, 2008 and an effect of less than 0.005% for the period ended November 30, 2007.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
FINANCIAL HIGHLIGHTS continued



                                                   FOR THE SIX                   FOR THE YEAR ENDED NOVEMBER 30,
                                                   MONTHS ENDED      -------------------------------------------------------
                                                   MAY 31, 2008            2007          2006      2005      2004      2003
                                               -------------------   ---------------   -------   -------   -------   -------
                                                   (unaudited)

Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period.........         $24.30              $20.68        $18.97    $14.98    $12.51    $ 9.62
                                                      ------              ------        ------    ------    ------    ------

Income (loss) from investment operations:
  Net investment income (loss)(1)...........           (0.06)               0.02         (0.12)    (0.12)    (0.09)    (0.10)
  Net realized and unrealized gain..........            0.62                3.60          1.83      4.11      2.56      2.99
                                                       -----               -----         -----     -----     -----     -----

Total income from investment operations......           0.56                3.62          1.71      3.99      2.47      2.89
                                                       -----               -----         -----     -----     -----     -----

Net asset value, end of period...............         $24.86              $24.30        $20.68    $18.97    $14.98    $12.51
                                                      ======              ======        ======    ======    ======    ======

Total Return(2)..............................           2.30 %(5)          17.50%         8.96 %   26.70 %   19.74 %   30.04 %

Ratios to Average Net Assets(3):
Total expenses (before expense offset).......           1.03 %(4)(6)        1.08%(4)      1.30 %    1.23 %    1.24 %    1.29 %

Net investment income (loss).................          (0.57)%(4)(6)        0.09%(4)     (0.63)%   (0.78)%   (0.70)%   (0.99)%

Supplemental Data:
Net assets, end of period, in thousands......        $65,158             $71,418       $74,084   $90,526   $90,844   $98,359

Portfolio turnover rate......................             17 %(5)             60%           57 %      88 %     120 %     179 %



----------

 @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Calculated based on the net asset value as of the last business day of the period.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01% for the period ended May 31, 2008 and an effect of less than 0.005% for the period ended November 30, 2007.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Capital Opportunities
Trust


Semiannual Report
May 31, 2008




CPOSAN
IU08-03851P-Y05/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 17, 2008


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 17, 2008


                                       3